Summary of Significant Accounting Policies (Details) - Schedule of fair value measurements for both the Public and Private Placement - Private Placement Warrants [Member] - Minimum [Member] - Spartacus Acquisition Corp [Member] - $ / shares
		9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021
Summary of Significant Accounting Policies (Details) - Schedule of fair value measurements for both the Public and Private Placement [Line Items]
Stock price	$ 10.06	$ 10.12
Strike price	$ 11.5	$ 11.5
Term (in years)	6 years 3 months 18 days	5 years 1 month 6 days
Volatility (pre/post business combination)	10%	12%
Risk-free rate	0.40%	1.00%
Dividend yield	0.00%	0.00%
Probability of business combination	85.00%	95.00%
Redemption Price
Fair value of warrants	$ 1.35	$ 1.83